Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 98.4%
Communication Services 10.7%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	144,504	4,374,136
Lumen Technologies, Inc.	20,056	267,747
Verizon Communications, Inc.	83,958	4,882,158
		9,524,041
Entertainment 2.1%
Activision Blizzard, Inc.	15,725	1,462,425
Electronic Arts, Inc.	5,786	783,251
Live Nation Entertainment, Inc.*	2,896	245,146
Netflix, Inc.*	8,991	4,690,245
Take-Two Interactive Software, Inc.*	2,339	413,301
Walt Disney Co.*	36,845	6,798,640
		14,393,008
Interactive Media & Services 5.8%
Alphabet, Inc. “A”*	6,097	12,575,184
Alphabet, Inc. “C”*	5,850	12,101,486
Facebook, Inc. “A”*	48,796	14,371,886
Twitter, Inc.*	16,182	1,029,661
		40,078,217
Media 1.3%
Charter Communications, Inc. “A”*	2,864	1,767,145
Comcast Corp. “A”	92,630	5,012,209
Discovery, Inc. “A”*	3,114	135,334
Discovery, Inc. “C”*	5,921	218,426
DISH Network Corp. “A”*	4,844	175,353
Fox Corp. “A”	6,671	240,890
Fox Corp. “B”	3,037	106,082
Interpublic Group of Companies, Inc.	7,817	228,256
News Corp. “A”	7,671	195,074
News Corp. “B”	2,595	60,879
Omnicom Group, Inc.	4,449	329,893
ViacomCBS, Inc. “B”	11,917	537,457
		9,006,998
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	11,874	1,487,694
Consumer Discretionary 12.3%
Auto Components 0.2%
Aptiv PLC*	5,493	757,485
BorgWarner, Inc.	4,962	230,038
		987,523
Automobiles 1.9%
Ford Motor Co.*	79,506	973,948

General Motors Co.*	25,630	1,472,700
Tesla, Inc.*	15,569	10,399,002
		12,845,650
Distributors 0.1%
Genuine Parts Co.	2,910	336,367
LKQ Corp.*	5,659	239,546
Pool Corp.	826	285,168
		861,081
Hotels, Restaurants & Leisure 1.8%
Caesars Entertainment, Inc.*	4,226	369,564
Carnival Corp.*	15,954	423,419
Chipotle Mexican Grill, Inc.*	569	808,447
Darden Restaurants, Inc.	2,644	375,448
Domino's Pizza, Inc.	802	294,968
Hilton Worldwide Holdings, Inc.*	5,639	681,868
Las Vegas Sands Corp.*	6,559	398,525
Marriott International, Inc. “A”*	5,404	800,386
McDonald's Corp.	15,092	3,382,721
MGM Resorts International	8,341	316,875
Norwegian Cruise Line Holdings Ltd.* (a)	7,394	204,000
Penn National Gaming, Inc.*	3,013	315,883
Royal Caribbean Cruises Ltd.*	4,455	381,392
Starbucks Corp.	23,891	2,610,570
Wynn Resorts Ltd.*	2,149	269,420
Yum! Brands, Inc.	6,135	663,684
		12,297,170
Household Durables 0.4%
D.R. Horton, Inc.	6,710	597,995
Garmin Ltd.	3,025	398,846
Leggett & Platt, Inc.	2,656	121,246
Lennar Corp. “A”	5,547	561,523
Mohawk Industries, Inc.*	1,211	232,887
Newell Brands, Inc.	7,648	204,814
NVR, Inc.*	71	334,476
PulteGroup, Inc.	5,298	277,827
Whirlpool Corp.	1,267	279,184
		3,008,798
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	8,681	26,859,708
Booking Holdings, Inc.*	833	1,940,757
eBay, Inc.	13,059	799,733
Etsy, Inc.*	2,565	517,284
Expedia Group, Inc.*	2,845	489,681
		30,607,163
Leisure Products 0.0%
Hasbro, Inc.	2,583	248,278
Multiline Retail 0.5%
Dollar General Corp.	4,984	1,009,858
Dollar Tree, Inc.*	4,782	547,348
Target Corp.	10,191	2,018,531
		3,575,737
Specialty Retail 2.3%
Advance Auto Parts, Inc.	1,309	240,188
AutoZone, Inc.*	447	627,722
Best Buy Co., Inc.	4,684	537,770

CarMax, Inc.*	3,336	442,554
Home Depot, Inc.	21,813	6,658,418
L Brands, Inc.*	4,747	293,650
Lowe's Companies, Inc.	14,800	2,814,664
O'Reilly Automotive, Inc.*	1,417	718,773
Ross Stores, Inc.	7,239	868,029
The Gap, Inc.*	4,339	129,215
TJX Companies, Inc.	24,429	1,615,978
Tractor Supply Co.	2,319	410,649
Ulta Beauty, Inc.*	1,145	354,000
		15,711,610
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	7,380	145,165
NIKE, Inc. “B”	25,759	3,423,113
PVH Corp.*	1,459	154,216
Ralph Lauren Corp.*	987	121,559
Tapestry, Inc.*	5,658	233,166
Under Armour, Inc. “A”* (a)	3,746	83,011
Under Armour, Inc. “C”*	4,024	74,283
VF Corp.	6,493	518,921
		4,753,434
Consumer Staples 6.1%
Beverages 1.5%
Brown-Forman Corp. “B”	3,705	255,534
Coca-Cola Co.	78,718	4,149,226
Constellation Brands, Inc. “A”	3,445	785,460
Molson Coors Beverage Co. “B”*	3,816	195,188
Monster Beverage Corp.*	7,516	684,633
PepsiCo, Inc.	27,965	3,955,649
		10,025,690
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	8,982	3,165,975
Kroger Co.	15,324	551,511
Sysco Corp.	10,359	815,668
Walgreens Boots Alliance, Inc.	14,619	802,583
Walmart, Inc.	28,099	3,816,687
		9,152,424
Food Products 1.0%
Archer-Daniels-Midland Co.	11,293	643,701
Campbell Soup Co.	4,104	206,308
Conagra Brands, Inc.	9,920	372,992
General Mills, Inc.	12,427	762,024
Hormel Foods Corp.	5,702	272,441
J M Smucker Co.	2,188	276,848
Kellogg Co.	5,147	325,805
Kraft Heinz Co.	13,169	526,760
Lamb Weston Holdings, Inc.	2,970	230,116
McCormick & Co., Inc.	5,050	450,258
Mondelez International, Inc. "A"	28,751	1,682,796
The Hershey Co.	2,949	466,414
Tyson Foods, Inc. “A”	6,051	449,589
		6,666,052
Household Products 1.4%
Church & Dwight Co., Inc.	5,042	440,419
Clorox Co.	2,565	494,737

Colgate-Palmolive Co.	17,141	1,351,225
Kimberly-Clark Corp.	6,806	946,374
Procter & Gamble Co.	49,994	6,770,687
		10,003,442
Personal Products 0.2%
Estee Lauder Companies, Inc. “A”	4,662	1,355,943
Tobacco 0.7%
Altria Group, Inc.	37,809	1,934,309
Philip Morris International, Inc.	31,522	2,797,262
		4,731,571
Energy 2.8%
Energy Equipment & Services 0.3%
Baker Hughes Co.	15,067	325,598
Halliburton Co.	17,975	385,743
NOV, Inc.*	7,880	108,114
Schlumberger NV	28,296	769,368
		1,588,823
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	7,667	137,239
Cabot Oil & Gas Corp.	8,110	152,306
Chevron Corp.	39,049	4,091,945
ConocoPhillips	27,554	1,459,535
Devon Energy Corp.	11,738	256,475
Diamondback Energy, Inc.	3,471	255,084
EOG Resources, Inc.	11,857	859,988
Exxon Mobil Corp.	85,818	4,791,219
Hess Corp.	5,553	392,930
HollyFrontier Corp.	2,933	104,943
Kinder Morgan, Inc.	39,564	658,741
Marathon Oil Corp.	15,786	168,595
Marathon Petroleum Corp.	13,233	707,833
Occidental Petroleum Corp.	16,773	446,497
ONEOK, Inc.	9,036	457,764
Phillips 66	8,886	724,565
Pioneer Natural Resources Co.	4,215	669,426
Valero Energy Corp.	8,293	593,779
Williams Companies, Inc.	24,680	584,669
		17,513,533
Financials 11.1%
Banks 4.4%
Bank of America Corp.	154,281	5,969,132
Citigroup, Inc.	42,368	3,082,272
Citizens Financial Group, Inc.	8,630	381,015
Comerica, Inc.	2,807	201,374
Fifth Third Bancorp.	14,598	546,695
First Republic Bank	3,537	589,795
Huntington Bancshares, Inc.	20,574	323,423
JPMorgan Chase & Co.	61,940	9,429,126
KeyCorp.	19,723	394,066
M&T Bank Corp.	2,596	393,580
People's United Financial, Inc.	8,619	154,280
PNC Financial Services Group, Inc.	8,618	1,511,683
Regions Financial Corp.	19,427	401,362

SVB Financial Group*	1,095	540,558
Truist Financial Corp.	27,420	1,599,134
U.S. Bancorp.	27,604	1,526,777
Wells Fargo & Co.	83,760	3,272,503
Zions Bancorp. NA	3,213	176,586
		30,493,361
Capital Markets 2.8%
Ameriprise Financial, Inc.	2,338	543,468
Bank of New York Mellon Corp.	16,253	768,604
BlackRock, Inc.	2,887	2,176,683
Cboe Global Markets, Inc.	2,229	219,980
Charles Schwab Corp.	30,359	1,978,800
CME Group, Inc.	7,306	1,492,104
Franklin Resources., Inc.	5,526	163,570
Intercontinental Exchange, Inc.	11,424	1,275,832
Invesco Ltd.	7,635	192,555
MarketAxess Holdings, Inc.	772	384,394
Moody's Corp.	3,286	981,233
Morgan Stanley	30,362	2,357,913
MSCI, Inc. “A”	1,687	707,325
Nasdaq, Inc.	2,332	343,877
Northern Trust Corp.	4,228	444,405
Raymond James Financial, Inc.	2,505	307,013
S&P Global, Inc.	4,897	1,728,004
State Street Corp.	7,171	602,436
T. Rowe Price Group, Inc.	4,607	790,561
The Goldman Sachs Group, Inc.	6,959	2,275,593
		19,734,350
Consumer Finance 0.6%
American Express Co.	13,273	1,877,333
Capital One Financial Corp.	9,304	1,183,748
Discover Financial Services	6,233	592,073
Synchrony Financial	11,031	448,520
		4,101,674
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. “B”*	38,696	9,885,667
Insurance 1.9%
Aflac, Inc.	12,959	663,242
Allstate Corp.	6,184	710,542
American International Group, Inc.	17,513	809,276
Aon PLC "A"	4,578	1,053,443
Arthur J. Gallagher & Co.	3,908	487,601
Assurant, Inc.	1,149	162,894
Chubb Ltd.	9,098	1,437,211
Cincinnati Financial Corp.	3,040	313,394
Everest Re Group Ltd.	784	194,283
Globe Life, Inc.	1,883	181,954
Hartford Financial Services Group, Inc.	7,271	485,630
Lincoln National Corp.	3,676	228,904
Loews Corp.	4,495	230,504
Marsh & McLennan Companies, Inc.	10,321	1,257,098
MetLife, Inc.	15,285	929,175
Principal Financial Group, Inc.	5,164	309,633
Progressive Corp.	11,920	1,139,671
Prudential Financial, Inc.	8,011	729,802
The Travelers Companies, Inc.	5,148	774,259

Unum Group	4,102	114,159
W.R. Berkley Corp.	2,857	215,275
Willis Towers Watson PLC	2,622	600,123
		13,028,073
Health Care 12.8%
Biotechnology 1.8%
AbbVie, Inc.	35,796	3,873,843
Alexion Pharmaceuticals, Inc.*	4,453	680,908
Amgen, Inc.	11,686	2,907,594
Biogen, Inc.*	3,073	859,672
Gilead Sciences, Inc.	25,511	1,648,776
Incyte Corp.*	3,843	312,320
Regeneron Pharmaceuticals, Inc.*	2,134	1,009,681
Vertex Pharmaceuticals, Inc.*	5,293	1,137,413
		12,430,207
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	35,876	4,299,380
ABIOMED, Inc.*	919	292,913
Align Technology, Inc.*	1,460	790,634
Baxter International, Inc.	10,168	857,569
Becton, Dickinson & Co.	5,903	1,435,314
Boston Scientific Corp.*	28,573	1,104,346
Danaher Corp.	12,870	2,896,780
DENTSPLY SIRONA, Inc.	4,429	282,615
DexCom, Inc.*	1,954	702,248
Edwards Lifesciences Corp.*	12,680	1,060,555
Hologic, Inc.*	5,224	388,561
IDEXX Laboratories, Inc.*	1,735	848,953
Intuitive Surgical, Inc.*	2,392	1,767,544
Medtronic PLC	27,392	3,235,817
ResMed, Inc.	2,948	571,971
STERIS PLC	1,733	330,102
Stryker Corp.	6,652	1,620,294
Teleflex, Inc.	946	393,025
The Cooper Companies, Inc.	1,010	387,931
Varian Medical Systems, Inc.*	1,857	327,816
West Pharmaceutical Services, Inc.	1,502	423,234
Zimmer Biomet Holdings, Inc.	4,211	674,097
		24,691,699
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	2,991	353,147
Anthem, Inc.	4,987	1,790,084
Cardinal Health, Inc.	5,954	361,706
Centene Corp.*	11,794	753,755
Cigna Corp.	7,149	1,728,199
CVS Health Corp.	26,641	2,004,202
DaVita, Inc.*	1,502	161,871
HCA Healthcare, Inc.	5,369	1,011,197
Henry Schein, Inc.*	2,895	200,450
Humana, Inc.	2,603	1,091,308
Laboratory Corp. of America Holdings*	1,980	504,959
McKesson Corp.	3,189	621,983
Quest Diagnostics, Inc.	2,739	351,523

UnitedHealth Group, Inc.	19,155	7,127,001
Universal Health Services, Inc. “B”	1,573	209,822
		18,271,207
Health Care Technology 0.1%
Cerner Corp.	6,231	447,884
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	6,224	791,319
Bio-Rad Laboratories, Inc. “A”*	448	255,884
Illumina, Inc.*	2,971	1,141,042
IQVIA Holdings, Inc.*	3,900	753,246
Mettler-Toledo International, Inc.*	469	542,019
PerkinElmer, Inc.	2,276	291,988
Thermo Fisher Scientific, Inc.	7,973	3,638,718
Waters Corp.*	1,261	358,338
		7,772,554
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	45,385	2,865,155
Catalent, Inc.*	3,487	367,216
Eli Lilly & Co.	16,160	3,019,011
Johnson & Johnson	53,277	8,756,075
Merck & Co., Inc.	51,297	3,954,486
Perrigo Co. PLC	2,774	112,264
Pfizer, Inc.	113,126	4,098,555
Viatris, Inc.*	24,520	342,544
Zoetis, Inc.	9,670	1,522,832
		25,038,138
Industrials 8.7%
Aerospace & Defense 1.6%
Boeing Co.*	11,130	2,835,034
General Dynamics Corp.	4,719	856,782
Howmet Aerospace, Inc.*	8,027	257,907
Huntington Ingalls Industries, Inc.	782	160,975
L3Harris Technologies, Inc.	4,173	845,784
Lockheed Martin Corp.	5,011	1,851,564
Northrop Grumman Corp.	3,154	1,020,761
Raytheon Technologies Corp.	30,885	2,386,484
Teledyne Technologies, Inc.*	747	308,997
Textron, Inc.	4,630	259,650
TransDigm Group, Inc.*	1,106	650,239
		11,434,177
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	2,761	263,482
Expeditors International of Washington, Inc.	3,440	370,454
FedEx Corp.	4,972	1,412,247
United Parcel Service, Inc. “B”	14,557	2,474,544
		4,520,727
Airlines 0.3%
Alaska Air Group, Inc.*	2,554	176,762
American Airlines Group, Inc.*	13,161	314,548
Delta Air Lines, Inc.*	12,817	618,805
Southwest Airlines Co.*	11,928	728,324
United Airlines Holdings, Inc.*	6,572	378,153
		2,216,592

Building Products 0.5%
A.O. Smith Corp.	2,784	188,226
Allegion PLC	1,862	233,904
Carrier Global Corp.	16,576	699,839
Fortune Brands Home & Security, Inc.	2,818	270,021
Johnson Controls International PLC	14,718	878,223
Masco Corp.	5,312	318,189
Trane Technologies PLC	4,796	794,026
		3,382,428
Commercial Services & Supplies 0.4%
Cintas Corp.	1,787	609,921
Copart, Inc.*	4,223	458,660
Republic Services, Inc.	4,263	423,529
Rollins, Inc.	4,543	156,370
Waste Management, Inc.	7,902	1,019,516
		2,667,996
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	2,628	339,722
Quanta Services, Inc.	2,730	240,185
		579,907
Electrical Equipment 0.6%
AMETEK, Inc.	4,731	604,290
Eaton Corp. PLC	8,096	1,119,515
Emerson Electric Co.	12,147	1,095,902
Generac Holdings, Inc.*	1,275	417,499
Rockwell Automation, Inc.	2,361	626,704
		3,863,910
Industrial Conglomerates 1.2%
3M Co.	11,739	2,261,871
General Electric Co.	178,253	2,340,462
Honeywell International, Inc.	14,135	3,068,284
Roper Technologies, Inc.	2,133	860,324
		8,530,941
Machinery 1.8%
Caterpillar, Inc.	11,055	2,563,323
Cummins, Inc.	3,009	779,662
Deere & Co.	6,340	2,372,048
Dover Corp.	2,905	398,363
Fortive Corp.	6,839	483,107
IDEX Corp.	1,532	320,678
Illinois Tool Works, Inc.	5,859	1,297,886
Ingersoll Rand, Inc.*	7,671	377,490
Otis Worldwide Corp.	8,276	566,492
PACCAR, Inc.	7,045	654,621
Parker-Hannifin Corp.	2,618	825,796
Pentair PLC	3,390	211,265
Snap-on, Inc.	1,069	246,661
Stanley Black & Decker, Inc.	3,254	649,726
Westinghouse Air Brake Technologies Corp.	3,621	286,638
Xylem, Inc.	3,657	384,643
		12,418,399
Professional Services 0.3%
Equifax, Inc.	2,474	448,116
IHS Markit Ltd.	7,576	733,205
Nielsen Holdings PLC	7,204	181,181

Robert Half International, Inc.	2,211	172,613
Verisk Analytics, Inc.	3,302	583,430
		2,118,545
Road & Rail 1.0%
CSX Corp.	15,396	1,484,482
J.B. Hunt Transport Services, Inc.	1,693	284,542
Kansas City Southern	1,842	486,141
Norfolk Southern Corp.	5,108	1,371,600
Old Dominion Freight Line, Inc.	1,955	470,002
Union Pacific Corp.	13,596	2,996,694
		7,093,461
Trading Companies & Distributors 0.2%
Fastenal Co.	11,677	587,119
United Rentals, Inc.*	1,464	482,110
W.W. Grainger, Inc.	888	356,026
		1,425,255
Information Technology 26.3%
Communications Equipment 0.8%
Arista Networks, Inc.*	1,122	338,720
Cisco Systems, Inc.	85,621	4,427,462
F5 Networks, Inc.*	1,248	260,358
Juniper Networks, Inc.	6,617	167,609
Motorola Solutions, Inc.	3,447	648,208
		5,842,357
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	12,152	801,667
CDW Corp.	2,818	467,083
Corning, Inc.	15,517	675,145
FLIR Systems, Inc.	2,670	150,775
IPG Photonics Corp.*	752	158,627
Keysight Technologies, Inc.*	3,764	539,758
TE Connectivity Ltd.	6,718	867,361
Trimble, Inc.*	5,075	394,784
Zebra Technologies Corp. “A”*	1,084	525,935
		4,581,135
IT Services 5.1%
Accenture PLC “A”	12,839	3,546,774
Akamai Technologies, Inc.*	3,368	343,199
Automatic Data Processing, Inc.	8,644	1,629,135
Broadridge Financial Solutions, Inc.	2,345	359,019
Cognizant Technology Solutions Corp. “A”	10,683	834,556
DXC Technology Co.*	4,933	154,206
Fidelity National Information Services, Inc.	12,616	1,773,936
Fiserv, Inc.*	11,688	1,391,339
FleetCor Technologies, Inc.*	1,668	448,075
Gartner, Inc.*	1,810	330,415
Global Payments, Inc.	6,001	1,209,682
International Business Machines Corp.	18,123	2,415,071
Jack Henry & Associates, Inc.	1,546	234,559
Leidos Holdings, Inc.	2,712	261,111
MasterCard, Inc. "A"	17,802	6,338,402
Paychex, Inc.	6,493	636,444
PayPal Holdings, Inc.*	23,733	5,763,322
VeriSign, Inc.*	2,036	404,675

Visa, Inc. “A” (a)	34,434	7,290,711
Western Union Co.	8,062	198,809
		35,563,440
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.*	24,662	1,935,967
Analog Devices, Inc.	7,516	1,165,581
Applied Materials, Inc.	18,587	2,483,223
Broadcom, Inc.	8,266	3,832,614
Enphase Energy, Inc.*	2,656	430,697
Intel Corp.	82,439	5,276,096
KLA Corp.	3,143	1,038,447
Lam Research Corp.	2,894	1,722,625
Maxim Integrated Products, Inc.*	5,429	496,048
Microchip Technology, Inc.	5,416	840,672
Micron Technology, Inc.*	22,654	1,998,309
Monolithic Power Systems, Inc.	862	304,467
NVIDIA Corp.	12,563	6,707,763
NXP Semiconductors NV	5,600	1,127,504
Qorvo, Inc.*	2,268	414,364
QUALCOMM, Inc.	23,021	3,052,354
Skyworks Solutions, Inc.	3,377	619,612
Teradyne, Inc.	3,378	411,035
Texas Instruments, Inc.	18,690	3,532,223
Xilinx, Inc.*	4,987	617,889
		38,007,490
Software 8.2%
Adobe, Inc.*	9,707	4,614,417
ANSYS, Inc.*	1,745	592,532
Autodesk, Inc.*	4,474	1,239,969
Cadence Design Systems, Inc.*	5,672	777,007
Citrix Systems, Inc.	2,504	351,461
Fortinet, Inc.*	2,739	505,126
Intuit, Inc.	5,544	2,123,685
Microsoft Corp.	152,973	36,066,444
NortonLifeLock, Inc.	12,010	255,333
Oracle Corp.	37,710	2,646,111
Paycom Software, Inc.*	1,011	374,131
salesforce.com, Inc.*	18,622	3,945,443
ServiceNow, Inc.*	3,969	1,984,937
Synopsys, Inc.*	3,102	768,613
Tyler Technologies, Inc.*	819	347,690
		56,592,899
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	320,040	39,092,886
Hewlett Packard Enterprise Co.	26,109	410,956
HP, Inc.	25,627	813,657
NetApp, Inc.	4,538	329,776
Seagate Technology PLC	4,125	316,594
Western Digital Corp.*	6,185	412,849
		41,376,718
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	4,500	1,266,030
Albemarle Corp.	2,347	342,920
Celanese Corp.	2,284	342,166

CF Industries Holdings, Inc.	4,340	196,949
Corteva, Inc.	15,148	706,200
Dow, Inc.	15,079	964,151
DuPont de Nemours, Inc.	10,917	843,666
Eastman Chemical Co.	2,744	302,169
Ecolab, Inc.	5,054	1,081,910
FMC Corp.	2,634	291,347
International Flavors & Fragrances, Inc.	5,059	706,287
Linde PLC	10,612	2,972,846
LyondellBasell Industries NV “A”	5,223	543,453
PPG Industries, Inc.	4,806	722,149
The Mosaic Co.	7,119	225,032
The Sherwin-Williams Co.	1,629	1,202,218
		12,709,493
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,263	424,141
Vulcan Materials Co.	2,650	447,187
		871,328
Containers & Packaging 0.3%
Amcor PLC	31,104	363,295
Avery Dennison Corp.	1,685	309,450
Ball Corp.	6,633	562,080
International Paper Co.	7,950	429,856
Packaging Corp. of America	1,918	257,933
Sealed Air Corp.	3,129	143,371
Westrock Co.	5,212	271,285
		2,337,270
Metals & Mining 0.4%
Freeport-McMoRan, Inc.*	29,555	973,246
Newmont Corp.	16,122	971,673
Nucor Corp.	6,107	490,209
		2,435,128
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc.	2,601	427,344
American Tower Corp.	9,038	2,160,624
AvalonBay Communities, Inc.	2,795	515,705
Boston Properties, Inc.	2,864	290,009
Crown Castle International Corp.	8,772	1,509,924
Digital Realty Trust, Inc.	5,700	802,788
Duke Realty Corp.	7,532	315,817
Equinix, Inc.	1,813	1,232,097
Equity Residential	6,864	491,668
Essex Property Trust, Inc.	1,320	358,829
Extra Space Storage, Inc.	2,729	361,729
Federal Realty Investment Trust	1,414	143,450
Healthpeak Properties, Inc.	10,802	342,856
Host Hotels & Resorts, Inc. *	14,645	246,768
Iron Mountain, Inc. (a)	5,940	219,839
Kimco Realty Corp.	8,970	168,188
Mid-America Apartment Communities, Inc.	2,297	331,595
Prologis, Inc.	15,036	1,593,816
Public Storage	3,090	762,488
Realty Income Corp.	7,503	476,441
Regency Centers Corp.	3,088	175,120

SBA Communications Corp.	2,192	608,390
Simon Property Group, Inc.	6,666	758,391
UDR, Inc.	6,094	267,283
Ventas, Inc.	7,599	405,331
Vornado Realty Trust	3,281	148,925
Welltower, Inc.	8,469	606,634
Weyerhaeuser Co.	15,163	539,803
		16,261,852
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	6,813	538,976
Utilities 2.6%
Electric Utilities 1.7%
Alliant Energy Corp.	5,037	272,804
American Electric Power Co., Inc.	10,097	855,216
Duke Energy Corp.	15,586	1,504,517
Edison International	7,687	450,458
Entergy Corp.	4,057	403,550
Evergy, Inc.	4,597	273,659
Eversource Energy	6,975	603,965
Exelon Corp.	19,835	867,583
FirstEnergy Corp.	11,187	388,077
NextEra Energy, Inc.	39,663	2,998,919
NRG Energy, Inc.	4,959	187,103
Pinnacle West Capital Corp.	2,311	188,000
PPL Corp.	15,777	455,009
Southern Co.	21,488	1,335,694
Xcel Energy, Inc.	10,930	726,954
		11,511,508
Gas Utilities 0.0%
Atmos Energy Corp.	2,617	258,690
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	13,518	362,418
Multi-Utilities 0.8%
Ameren Corp.	5,201	423,153
CenterPoint Energy, Inc.	11,038	250,011
CMS Energy Corp.	5,802	355,198
Consolidated Edison, Inc.	6,952	520,010
Dominion Energy, Inc.	16,314	1,239,212
DTE Energy Co.	3,926	522,708
NiSource, Inc.	7,832	188,830
Public Service Enterprise Group, Inc.	10,278	618,838
Sempra Energy	6,130	812,715
WEC Energy Group, Inc.	6,417	600,567
		5,531,242
Water Utilities 0.1%
American Water Works Co., Inc.	3,687	552,755
Total Common Stocks (Cost $260,630,614)		681,905,731

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.06% (b), 7/15/2021 (c) (Cost $924,838)	925,000	924,959
	Shares	Value ($)

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $7,951,094)	7,951,094	7,951,094

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.04% (d) (Cost $9,689,712)	9,689,712	9,689,712

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $279,196,258)	101.1	700,471,496
Other Assets and Liabilities, Net	(1.1)	(7,784,055)
Net Assets	100.0	692,687,441
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
19,765,158	—	11,814,064 (f)	—	—	2,052	—	7,951,094	7,951,094
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.04% (d)
6,798,528	23,026,604	20,135,420	—	—	756	—	9,689,712	9,689,712
26,563,686	23,026,604	31,949,484	—	—	2,808	—	17,640,806	17,640,806
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $7,762,574, which is 1.1% of net assets.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At March 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
S&P: Standard & Poor's

At March 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/18/2021	55	10,789,070	10,910,350	121,280
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$681,905,731	$—	$—	$681,905,731
Government & Agency Obligations	—	924,959	—	924,959
Short-Term Investments (a)	17,640,806	—	—	17,640,806
Derivatives (b)
Futures Contracts	121,280	—	—	121,280
Total	$699,667,817	$924,959	$—	$700,592,776
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ 121,280
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-equ500-PH1
R-080548-1 (1/23)